Revenue and operating expenses (Tables)	12 Months Ended
Jan. 03, 2021
Disclosure Of Revenue And Operating Expense Explanatory [Abstract]
Schedule of revenue and operating expenses
	2020		2019	2018

Kitchen and food preservation	Ps.	2,532,420	1,229,148	820,995
Home solutions		1,456,666	529,551	360,595
Bathroom		842,724	441,093	376,262
Laundry & Cleaning		828,473	318,782	308,359
Tech & mobility		773,160	290,366	196,439
Bedroom		826,964	275,722	254,066

	Ps.	7,260,408	3,084,662	2,316,716

Schedule of operating expenses by nature
	2020		2019	2018

Cost of personnel services and other employee benefits	Ps.	564,213	423,956	332,878
Distribution costs		331,023	121,155	102,397
Sales catalog		247,250	128,687	92,931
Promotions for the sales force		172,177	26,311	24,492
Packing materials		112,512	58,361	46,976
Impairment loss on trade accounts receivables		57,627	22,512	18,699
Commissions and professional fees		61,403	13,577	8,335
Depreciation and amortization		43,688	38,394	25,960
Share-based payments		32,910	-	-
Bank fees		23,965	15,436	30,934
Rent expense, operating leases		22,451	17,663	20,269
Events, marketing and advertising		19,237	37,848	35,253
Travel expenses		13,522	18,835	17,254
Other		147,077	68,853	50,122

	Ps.	1,849,055	991,588	806,500